Capital and financial risk management (Tables)	12 Months Ended
Mar. 31, 2025
Capital and financial risk management
Schedule of capital management

	2025 €m	2024 € m

Borrowings (note 21)	53,143	56,987

Cash and cash equivalents (note 19)	(11,001)	(6,183)

Derivative financial instruments included in trade and other receivables (note 14)	(4,197)	(4,226)

Derivative financial instruments included in trade and other payables (note 15)	1,906	1,524

Non-current investments in sovereign securities (note 13)	(913)	–

Short-term investments (note 13)	(5,280)	(3,225)

Collateral assets (note 13)	(1,010)	(741)

Financial liabilities under put option arrangements	97	–

Equity	53,916	60,998

Capital	86,661	105,134

Schedule of financial instruments exposure to credit risk

	2025 €m	2024 € m

Cash and bank deposits (note 19)	8,871	4,168

Money market funds (note 19)	2,130	2,015

Managed investment funds (note 13)	3,141	2,024

Bonds and debt securities (note 13)	4,013	2,142

Collateral assets (note 13)	1,010	741

Other investments (note 13)	1,134	1,126

Derivative financial instruments (note 14)	4,197	4,226

Trade receivables (note 14) 1	5,717	5,513

Contract assets and other receivables (note 14)	4,605	4,067

Financial Guarantees 2	1,518	2,038

	36,336	28,060
Notes:

1.	Includes amounts guaranteed under sales of trade receivables € 1,765 million (2024: € 1,929 million).

2.
Principally comprises Vodafone Group Plc’s guarantee of the Group’s share in a multicurrency loan facility, amounting to US$1 billion and
€
0.6 billion (2024: US$1.0 billion and
€
0.6 billion), which forms part of its overall joint venture investment in TPG Telecom Ltd. The Group’s share of these loan balances is included in the net investment in joint venture (see note 12 ‘Associates and joint arrangements’). Financial guarantees also includes
€
nil (2024: INR 42.5 billion) in relation to the secondary pledge over shares owned by Vodafone Group in Indus Towers (see note 29 ‘Contingent liabilities and legal proceedings’).

Schedule of cash collateral, which is reported within short-term borrowings, held by Group

	2025	2024

	€m	€ m

Collateral liabilities (note 21)	2,357	2,628

Schedule of movements in the allowance for expected credit losses

	Contract assets		Trade receivables held at amortised cost		Trade receivables held at fair value through other comprehensive income

	2025	2024	2025	2024	2025	2024

	€m	€ m	€m	€ m	€m	€ m

1 April	20	78	765	1,149	78	71

Exchange movements	1	(1)	(7)	(41)	–	1

Amounts charged to credit losses on financial assets	85	96	360	419	31	82

Transfer of assets held for sale	–	(31)	–	(324)	–	(16)

Other 1	(60)	(122)	(253)	(438)	(32)	(60)

31 March	46	20	865	765	77	78
Note:

1.	Primarily utilisation of the provision by way of write-off.
Expected credit losses are presented as net credit losses on financial assets within operating profit and subsequent recoveries of amounts previously written off are credited against the same line item.
The majority of the Group’s trade receivables are due for maturity within 90 days and largely comprise amounts receivable from consumers and business customers. The table below presents information on trade receivables past due¹ and their associated expected credit losses:

31 March 2025		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
	Due	or less	days	days	days+	Total
	€ m	€ m	€ m	€ m	€ m	€ m

Gross carrying amount	2,553	400	134	284	736	4,107

Expected credit loss allowance	(67)	(59)	(27)	(129)	(583)	(865)

Net carrying amount	2,486	341	107	155	153	3,242

31 March 2024		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
	Due	or less	days	days	days+	Total
	€ m	€ m	€ m	€ m	€ m	€ m

Gross carrying amount	2,199	347	122	308	638	3,614

Expected credit loss allowance	(52)	(56)	(26)	(111)	(520)	(765)

Net carrying amount	2,147	291	96	197	118	2,849
Note:

1.
Contract assets relate to amounts not yet due from customers. These amounts will be reclassified as trade receivables before they become due. Trade receivables at fair value through other comprehensive income are not materially past due.

Schedule of maturity analysis for non-derivative financial liabilities on an undiscounted basis

Maturity profile 1						Trade
						payables and
			Lease		Total	other financial
	Bank loans	Bonds	liabilities	Other 2	Borrowings	liabilities 3	Total
	€ m	€ m	€ m	€ m	€ m	€ m	€ m

Within one year	223	3,626	2,765	2,969	9,583	11,719	21,302

One to two years	171	4,426	2,081	253	6,931	138	7,069

Two to three years	79	2,034	1,756	673	4,542	–	4,542

Three to four years	176	2,628	1,434	469	4,707	–	4,707

Four to five years	69	4,893	965	422	6,349	–	6,349

More than five years	769	41,898	3,868	90	46,625	–	46,625

	1,487	59,505	12,869	4,876	78,737	11,857	90,594

Effect of discount /

financing rates	(274)	(23,103)	(2,043)	(174)	(25,594)	(8)	(25,602)

31 March 2025	1,213	36,402	10,826	4,702	53,143	11,849	64,992

Within one year	365	2,871	2,603	4,747	10,586	10,891	21,477

One to two years	140	5,860	1,984	247	8,231	128	8,359

Two to three years	27	5,608	1,599	245	7,479	–	7,479

Three to four years	91	2,310	1,461	226	4,088	–	4,088

Four to five years	161	3,437	1,129	422	5,149	–	5,149

More than five years	72	40,826	2,366	277	43,541	–	43,541

	856	60,912	11,142	6,164	79,074	11,019	90,093

Effect of discount /

financing rates	(89)	(20,169)	(1,470)	(359)	(22,087)	(7)	(22,094)

31 March 2024	767	40,743	9,672	5,805	56,987	11,012	67,999
Notes:

1.
Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which lenders have the right, but not the obligation, to request payment within 30 days. This also applies to undrawn committed facilities. There is no debt that is subject to a material adverse change clause. Where there is a choice of contractual cash flow dates, principally on ‘hybrid bonds’, the expected settlement date is used.

2.
Includes spectrum licence payables with maturity profile
€
187 million (2024:
€
153 million) within one year,
€
187 million (2024:
€
187 million) in one to two years,
€
187 million (2024:
€
187 million) in two to three years,
€
187 million (2024:
€
187 million) in three to four years,
€
187 million (2024:
€
187 million) in four to five years and
€
89 million (2024:
€
276 million) in more than five years. Also includes
€
2,357 million (2024:
€
2,628 million) in relation to cash received under collateral support agreements shown within 1 year.

3.	Includes financial liabilities under put option arrangements and non-derivative financial liabilities presented within trade and other payables.

Schedule of maturity analysis for derivative financial liabilities on an undiscounted basis

	2025			2024
	Payable 1	Receivable 1	Total	Payable 1	Receivable 1	Total
	€ m	€ m	€ m	€ m	€ m	€ m

Within one year	(8,207)	8,792	585	(7,181)	7,886	705

In one to two years	(5,780)	6,180	400	(4,984)	5,466	482

In two to three years	(2,363)	2,807	444	(5,496)	5,910	414

In three to four years	(5,782)	6,326	544	(2,457)	2,909	452

In four to five years	(4,174)	4,666	492	(3,451)	4,020	569

In more than five years	(47,357)	53,987	6,630	(40,415)	46,561	6,146

	(73,663)	82,758	9,095	(63,984)	72,752	8,768

Effect of discount/financing rates			(6,804)			(6,066)

Financial derivative net receivable			2,291			2,702
Note:

1.	Payables and receivables are stated separately in the table above where cash settlement is on a gross basis.

Schedule of sensitivity of Group's adjusted operating profit to strengthening major currency

	2025	2024

	€m	€ m

Increase/ (decrease) in Profit before taxation

EGP 41% change (2024: 43%)	224	191

TRY 38% change (2024: 54%)	118	104

ZAR 9% change (2024: 10%)	114	60

GBP 3% change (2024: 2%)	(27)	(50)

Schedule of carrying values and nominal amounts of derivatives

				Other comprehensive income				Weighted average
At 31 March 2025	Nominal amounts € m	Carrying value assets € m	Carrying value liabilities € m	Opening balance 1 April 2024 € m	(Gain)/loss deferred to OCI € m	Gain/(Loss) recycled to financing costs € m	Closing balance 31 March 2025 € m	Maturity year	FX rate	Euro interest rate %
Cash flow hedges - foreign currency risk 2
Cross-currency and foreign exchange swaps:
- US dollar bonds	16,097	2,245	138	(810)	(307)	56	(1,061)	2044	1.15	3.51
- Australian dollar bonds	163	–	11	(13)	14	(2)	(1)	2027	1.56	1.58
- Swiss franc bonds	204	37	–	(10)	(23)	24	(9)	2030	1.08	1.53
- Pound sterling bonds	4,642	58	444	333	86	70	489	2043	0.86	3.84
- Hong Kong dollar bonds	216	20	–	–	(4)	3	(1)	2028	9.14	1.62
- Japanese yen bonds	78	–	14	(6)	2	1	(3)	2037	128.53	2.47
- Norwegian krona bonds	25	–	4	(5)	3	2	–	2025	9.25	0.37
- Foreign exchange forwards 3	–	–	–	(42)	(1)	43	–	–	–	–
Cash flow hedges - foreign currency and interest rate risk 2
Cross currency swaps - US dollar bonds	–	–	–	–	–	–	–	–	–	–
Net investment hedge - foreign exchange risk 4
Cross currency and foreign exchange swaps - South African rand investment	1,203	124	–	898	96	–	994	2026	17.62	2.76
	22,628	2,484	611	345	(134)	197	408

				Other comprehensive income				Weighted average
At 31 March 2024	Nominal amounts € m	Carrying value assets € m	Carrying value liabilities € m	Opening balance 1 April 2023 € m	(Gain)/loss deferred to OCI € m	Gain/(Loss) recycled to financing costs € m	Closing balance 31 March 2024 € m	Maturity year	FX rate	Euro interest rate %
Cash flow hedges - foreign currency risk 2
Cross-currency and foreign exchange swaps:
- US dollar bonds	16,756	2,689	188	(2,709)	1,775	124	(810)	2039	1.18	3.29
- Australian dollar bonds	288	–	2	(21)	14	(6)	(13)	2027	1.56	1.57
- Swiss franc bonds	624	80	–	(3)	(22)	15	(10)	2026	1.08	1.57
- Pound sterling bonds	4,771	45	362	(37)	244	126	333	2043	0.86	4.05
- Hong Kong dollar bonds	233	20	–	(5)	2	3	–	2028	9.08	1.92
- Japanese yen bonds	78	–	11	(12)	15	(9)	(6)	2037	128.53	2.47
- Norwegian krona bonds	241	–	47	(12)	13	(6)	(5)	2026	9.15	1.12
- Foreign exchange forwards 3	287	–	42	(34)	(15)	7	(42)	2024	29.88	–
Cash flow hedges - foreign currency and interest rate risk 2
Cross currency swaps - US dollar bonds	–	–	–	(11)	11	–	–	–	–	–
Net investment hedge - foreign exchange risk 4
Cross currency and foreign exchange swaps - South African rand investment	1,505	176	–	952	(54)	–	898	2026	17.81	2.19
	24,783	3,010	652	(1,892)	1,983	254	345
Notes:

1.
Fair value movement deferred into other comprehensive income includes
€
200 million
g
ain
 (2024:
€
251 million loss) and
€
1 million
gain
(2024:
€
10 million gain) of foreign currency basis outside the cash flow and net investment hedge relationships respectively.

2.
For cash flow hedges, the movement in the hypothetical derivative (hedged item) mirrors that of the hedging instrument. Hedge ineffectiveness of the swaps designated in a cash flow hedge during the period was
€
28 million (2024:
€
67 million).

3.
Includes euro and US dollar forward contracts against Turkish lira to hedge foreign currency forecast expenditures in local markets. Notional amounts of
€
nil (2024:
€
166 million) and $nil (2024: $130 million or
€
121 million equivalent) with weighted average exchange rates of nil (2024: 29.68) and nil (2024: 30.15) respectively to Turkish lira.

4.	Hedge ineffectiveness of swaps designated in a net investment hedge during the period was € nil (2024: € nil).

Summary of changes in assets and liabilities arising from financing activities

	Borrowings € m	Derivative assets and liabilities € m	Financial liabilities under put options € m	Other liabilities 3 € m	Assets and liabilities from financing activities € m

1 April 2024	56,987	(2,702)	–	105	54,390

Cash movements

Proceeds from issuance of long-term borrowings	4,680	–	–	–	4,680

Repayment of borrowings 1	(12,963)	–	–	–	(12,963)

Net movement in short-term borrowings	78	–	–	–	78

Net movement in derivatives	–	404	–	–	404

Interest paid 1	(2,975)	348	4	(82)	(2,705)

Purchase of treasury shares	–	–	–	(1,868)	(1,868)

Non-cash movements

Fair value movements	–	(45)	–	–	(45)

Foreign exchange	121	61	–	(4)	178

Interest costs 2	2,196	(356)	–	43	1,883

Lease additions	4,361	–	–	–	4,361

Other	658	(1)	93	2,000	2,750

31 March 2025	53,143	(2,291)	97	194	51,143

	Borrowings € m	Derivative assets and liabilities € m	Financial liabilities under put options € m	Other liabilities € m	Assets and liabilities from financing activities € m

1 April 2023	66,390	(4,702)	485	103	62,276

Cash movements

Proceeds from issuance of long-term borrowings	1,533	–	–	–	1,533

Repayment of borrowings 1	(10,106)	–	–	–	(10,106)

Net movement in short-term borrowings	(1,636)	–	–	–	(1,636)

Net movement in derivatives	–	144	–	–	144

Interest paid 1	(2,531)	272	(17)	(54)	(2,330)

Other	–	–	(493)	–	(493)

Non-cash movements

Fair value movements	–	2,233	–	–	2,233

Foreign exchange	61	(231)	–	1	(169)

Interest costs 2	2,766	(395)	13	56	2,440

Lease additions	3,915	–	–	–	3,915

Transfer of assets and liabilities held for sale	(3,455)	(23)	–	(1)	(3,479)

Other	50	–	12	–	62

31 March 2024	56,987	(2,702)	–	105	54,390
Notes:

1.
Includes
€
nil (2024:
€
1,136 million) in Repayment of borrowings and
€
nil (2024:
€
103 million) in Interest paid that are presented within Cash outflows from discontinued operations in the Consolidated statement of cash flows.

2.	Includes € nil (2024: € 111 million) of Interest costs presented within Discontinued operations in the Consolidated income statement.

3.	Movement in Other liabilities primarily relate to share buyback programmes.

Schedule of Group's financial assets and liabilities that are subject to offset in the balance sheet and the impact of enforceable master netting or similar agreements

At 31 March 2025				Related amounts not set off in the balance sheet
	Gross amount € m	Amount set off € m	Amounts presented in balance sheet € m	Right of set off with derivative counterparties € m	Collateral (liabilities)/ assets 1 € m	Net amount € m

Derivative financial assets	4,197	–	4,197	(1,146)	(2,357)	694

Derivative financial liabilities	(1,906)	–	(1,906)	1,146	1,010	250

Total	2,291	–	2,291	–	(1,347)	944

At 31 March 2024				Related amounts not set off in the balance sheet
	Gross amount € m	Amount set off € m	Amounts presented in balance sheet € m	Right of set off with derivative counterparties € m	Collateral (liabilities)/ assets 1 € m	Net amount € m

Derivative financial assets	4,226	–	4,226	(899)	(2,628)	699

Derivative financial liabilities	(1,524)	–	(1,524)	899	741	116

Total	2,702	–	2,702	–	(1,887)	815
Note:

1.
Excludes
non-cash
collateral of
€
613 million (2024:
€
370 million) which is not recognised on balance sheet, but which would become payable to the Group in the event of a counterparty default on the related derivative financial assets.